Deficit (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Deficit	$ (11,636.9)	$ (10,567.2)
Accumulated earnings (deficit)
Disclosure of reserves within equity [line items]
Deficit	(4,028.3)	(2,980.6)
Accumulated gain on shares issued pursuant to DRIP and SDP
Disclosure of reserves within equity [line items]
Deficit	8.4	8.4
Accumulated tax effect on redemption of restricted shares
Disclosure of reserves within equity [line items]
Deficit	12.1	12.1
Accumulated dividends
Disclosure of reserves within equity [line items]
Deficit	$ (7,629.1)	$ (7,607.1)